SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax benefit at U.S. federal statutory rate (21%)		$ (1,993,222)	$ (166,687)
Tax benefit at U.S. federal statutory rate (21%), Percent	21.00%	21.00%	21.00%
State income taxes, net of federal benefit
State income taxes, net of federal benefit, Percent		0.00%	0.00%
Change in valuation allowance		$ 1,993,222	$ 166,687
Change in valuation allowance, percentage		21.00%	21.00%
Effective income tax rate
Effective income tax rate, Percent